Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective income tax percentage		21.00%			35.00%	35.00%	35.00%
Statutory tax rate, including state and local taxes		25.90%			39.00%
Income tax expense		$ 5.8	$ 3.8		$ (49.6)	$ 6.7	$ 4.3
Unrecognized tax benefits	$ 1.3	1.3			1.5
Accrued Interest included in unrecognized tax benefits	0.2	0.2			0.4
Unrecognized tax benefits if recognized would impact on effective income tax rate	1.3	$ 1.3
Income tax examination description		With a few exceptions, we are no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2014.
Tax benefit recognized from consolidation of financial statement					59.4
Decrease of the net deferred tax asset and the recognition of a tax expense					28.0
Recognition of tax benefit due to revaluation of valuation allowance					54.4
Untaxed foreign earnings					74.3
Tax expense					26.0
Foreign earnings resulting in a tax benefit					26.0
Deferred tax liability, tax benefit					20.9
Increase of the valuation allowance and a tax expense					$ 20.9
Tax Credit Carryforward, Description					The Tax Act changes the current 20-year carryover period for a net operating loss ("NOL") to an indefinite carryover period for NOL's incurred after December 31, 2017.
Net federal tax benefit, available from the loss carryovers					$ 70.5
Federal tax credit carryovers					0.3
State tax credit carryovers benefit					29.7
Federal net operating loss tax benefit, amount					1.0
Valuation allowance					90.7	$ 159.9
Accrued interest and penalty					$ 0.4
Amount of unrecognized tax benefits					Of the total amount of unrecognized tax benefits, $1.5 represents the amount that, if recognized, would impact our effective income tax rate as of December 31, 2017.
Overseas earnings available for reinvestment					$ 234.5
Deferred tax liability for the expected tax cost of repatriating such earnings					5.1
Valuation Allowance [Member]
Decrease of the valuation allowance and a tax expense					$ 33.0
Scenario, Plan [Member]
Effective income tax percentage				21.00%
Research Tax Credit Carryforward [Member]
Tax credit carryforward, expiration date					Dec. 31, 2027
Tax Cutsand Jobs Actof 2017 [Member]
Income tax expense	0.0
Increase in includible untaxed foreign earnings	16.2
Tax benefit utilaization	16.2
Tax Cutsand Jobs Actof 2017 [Member] | Foreign Income [Member]
Income tax expense	5.7
Tax Cutsand Jobs Actof 2017 [Member] | Operating Loss Carryforwards [Member]
Income tax expense	$ (5.7)
Earliest Tax Year [Member]
Tax credit carryforward, expiration date					Dec. 31, 2021
Latest Tax Year [Member]
Tax credit carryforward, expiration date					Dec. 31, 2029
Previously Reported [Member]
Unrecognized tax benefits					$ 1.5